Stock-Based Compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation - Summary Of Stock Option Activity
Number of Options, Options outstanding beginning balance	37,116	5,116
Number of Options, Options granted	150,000	32,000
Number of Options, Options exercised
Number of Options, Options expired or forfeited
Number of Options, Options outstanding ending balance	187,116	37,116
Number of Options, Options exercisable ending balance	187,116
Weighted Average Exercise Price, options outstanding beginning balance	$ 50.93	$ 363.17
Weighted Average Exercise Price, options granted	2.83	1.05
Weighted Average Exercise Price, options exercised
Weighted Average Exercise Price, options expired or forfeited
Weighted Average Exercise Price, options outstanding ending balance	12.38	50.93
Weighted Average Exercise Price, options exercisable ending balance	$ 12.38